Earnings per share (Tables)	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
	Six months ended June 30,
	2013	2014
	US$	US$
	(Unaudited)	(Unaudited)
Numerator:
Net income	65,976,255	21,472,519
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - basic	65,976,255	21,472,519
Interest expense associated with the Convertible Note	-	1,424,011
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - diluted	65,976,255	22,896,530
Denominator:
Number of shares outstanding, basic	142,437,384	154,136,492
Convertible Note	-	25,253,670
Stock options	2,190,548	704,542

Number of shares outstanding—diluted	144,627,932	180,094,704

Basic earnings per share	0.46	0.14

Diluted earnings per share	0.46	0.13